Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)
Subordinated Liabilities [Line Items]
Face value	$ 6,207,882		$ 6,789,847
Total	6,893		8,416
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total	6,893		8,416
Subordinated debt [member] | Debentures series 20 [member]
Subordinated Liabilities [Line Items]
Face value	$ 150		150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%	8.25%
Redeemable at our option beginning in	Not redeemable
Total	$ 146		146
Subordinated debt [member] | Series H Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000		1,000
Maturity date	December 2025
Interest rate (%)	3.34%	3.34%
Redeemable at our option beginning in	December 2020
Total			961
Subordinated debt [member] | Series I Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250		1,250
Maturity date	June 2026
Interest rate (%)	3.32%	3.32%
Redeemable at our option beginning in	June 2021
Total			1,242
Subordinated debt [member] | Series I Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 850		850
Maturity date	June 2027
Interest rate (%)	2.57%	2.57%
Redeemable at our option beginning in	June 2022
Total	$ 843		833
Subordinated debt [member] | Three point eight zero three percentage Subordinated Notes due 2032 [Member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250		$ 1,250
Maturity date	December 2032
Interest rate (%)	3.803%	3.803%
Redeemable at our option beginning in	December 2027
Total	$ 1,567		1,771
Subordinated debt [member] | Four point three three eight percentage Subordinated Notes due 2028[Member]
Subordinated Liabilities [Line Items]
Face value		$ 850		$ 850
Maturity date	October 2028
Interest rate (%)	4.338%	4.338%
Redeemable at our option beginning in	October 2023
Total	$ 1,096		1,219
Subordinated debt [member] | Series J Medium Term Notes First Tranche [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000		1,000
Maturity date	September 2029
Interest rate (%)	2.88%	2.88%
Redeemable at our option beginning in	September 2024
Total	$ 998		996
Subordinated debt [member] | Series J Medium-Term Notes, Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250		1,250
Maturity date	June 2030
Interest rate (%)	2.08%	2.08%
Redeemable at our option beginning in	June 2025
Total	$ 1,248		1,248
Subordinated debt [member] | Series K Medium-Term Notes [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000		$ 1,000
Maturity date	July 2031
Interest rate (%)	1.93%	1.93%
Redeemable at our option beginning in	July 2026
Total	$ 995